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May 6, 2003

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:

ING Variable Portfolios, Inc.         ING VP Money Market Portfolio
(File Nos. 333-05173 and 811-7651)    (Files Nos. 002-53038 and 811-2565)

ING VP Balanced Portfolio, Inc.       ING Strategic Allocation Portfolios, Inc.
(File Nos. 033-27247 and 811-5773)    (File Nos. 033-88334 and 811-8934)

ING VP Bond Portfolio                 ING Variable Funds
(File Nos. 002-47232 and 811-2361)    (File Nos. 002-51739 and 811-2514)



Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the ING Variable Product Funds Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in the above-referenced registration statements on Form N-1A (the "Registration Statements") filed on April 30, 2003; and

(2) that the text of the Registration Statements were filed electronically with the U.S. Securities and Exchange Commission.

Please contact Jeffrey S. Puretz at 202.261.3358 or the undersigned at
202.261.3359 if you have any questions.

Sincerely,

/s/ Sanjay Lamba

Sanjay Lamba

cc:   Sara Traylor
      Theresa Kelety